COMMITMENTS CONTINGENCIES (Tables)	9 Months Ended
Sep. 30, 2025
Schedule of Operating Lease Agreements
	September 30, 2025	December 31, 2024
Not later than one year	$733	$180
Later than one year and not later than five years	1,641	1,052
Later than five years	3,159	3,312
	$5,533	$4,544